Equity - Number of RSU granted (Details) - RSUs Outstanding	12 Months Ended
Jun. 30, 2024 shares
Disclosure of reserves within equity [line items]
Beginning balance (in shares)	0
Granted options (in shares)	1,597,076.000
Forfeited options (in shares)	(142,740)
Ending balance (in shares)	1,454,336